Other liabilities - Liabilities Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision for Reforestation
Provision for decommissioning, restoration and rehabilitation costs [Roll Forward]
Beginning of year	$ 88	$ 88
Norbord Acquisition (note 3)	5	0
Liabilities recognized	39	40
Liabilities settled	(49)	(43)
Change in estimates	14	1
Foreign exchange	0	2
End of year	97	88
Less: current portion	(38)	(30)
Long-term portion of reforestation	59	58
Provision for Decommissioning
Provision for decommissioning, restoration and rehabilitation costs [Roll Forward]
Beginning of year	28	24
Norbord Acquisition (note 3)	0	0
Liabilities recognized	0	2
Liabilities settled	(1)	(2)
Change in estimates	5	4
Foreign exchange	1	0
End of year	33	28
Less: current portion	(8)	(4)
Long-term portion of reforestation	$ 25	$ 24